Shareholder Report, Line Graph (Details) 1014012_Franklin Emerging Market Core Dividend Tilt Index ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Jun. 01, 2016	Mar. 31, 2026
Franklin Emerging Market Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Accumulated Value	$ 15,008	$ 13,546	$ 12,051	$ 13,444	$ 14,035	$ 9,844	$ 12,391	$ 13,397	$ 11,455	$ 10,000	$ 19,555
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Emerging Markets Target Market Exposure Index-NR
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Accumulated Value	16,248	15,202	13,946	15,565	17,561	11,087	13,469	14,547	11,644	10,000	$ 20,815
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Accumulated Value	$ 15,220	$ 13,673	$ 12,110	$ 13,451	$ 13,926	$ 9,720	$ 12,194	$ 13,096	$ 11,116	$ 10,000	$ 19,918